COMMITMENTS AND CONTINGENCIES (Details - Supplemental information)	Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	1 year 4 months 24 days
Weighted-average discount rate	7.17%